Plant, Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Plant, Property and Equipment, Net [Abstract]
PLANT, PROPERTY AND EQUIPMENT, NET

Note 9 – PLANT, PROPERTY AND EQUIPMENT, NET

Plant, property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of December 31,
	2023	2022
Building	$29,618,983	$4,656,184
Machines	35,880,013	16,341,419
Vehicles	399,822	332,113
Electronic equipment	878,145	587,131
Furniture, fixtures and equipment	333,183	139,650
Leasehold improvements	397,421	405,141
Subtotal	67,507,567	22,461,638
Construction in progress	2,401,354	20,135,220
Less:
Accumulated depreciation	(4,347,670)	(1,128,475)
Plant, property and equipment, net	$65,561,251	$41,468,383

Depreciation expense was $3,249,396, $750,220 and $198,747 for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.